Major Components Of Gain On Sale Of Assets (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Significant Acquisitions and Disposals [Line Items]
Net Sales Price	$ 608,661	$ 913,941	$ 2,692,152	$ 4,016,058
Professional Fees			(825,596)
Federal Income Tax			(19,800)
Sales Taxes on Asset Sale			(14,000)
Net Gain on Sale of Asset			5,817,807	0
Which was paid at closing
Significant Acquisitions and Disposals [Line Items]
Net Sales Price	8,345,793		8,345,793
Accounts Receivable
Significant Acquisitions and Disposals [Line Items]
Book value of assets sold			(299,599)
Inventory
Significant Acquisitions and Disposals [Line Items]
Book value of assets sold			(1,135,042)
Tooling & Equipment
Significant Acquisitions and Disposals [Line Items]
Book value of assets sold			(120,832)
Patents and Trademarks
Significant Acquisitions and Disposals [Line Items]
Book value of assets sold			$ (113,117)